COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other operating income
Total	$ 2,755,267	$ 3,805,134	$ 2,827,476
Loans recovered and allowances reversed [member]
Other operating income
Total	498,599	488,878	466,741
Insurance commissions [member]
Other operating income
Total	68,287	610,942	544,225
Rental from safety boxes [member]
Other operating income
Total	286,881	368,093	358,390
Commissions from trust services [member]
Other operating income
Total	26,280	11,722	244,890
Returns of risk funds [member]
Other operating income
Total	172,684	431,480	164,515
Commissions from financial guarantees [member]
Other operating income
Total	627,845	723,954	45,557
Default interests [member]
Other operating income
Total	420,933	371,439	232,584
Other [member]
Other operating income
Total	$ 653,758	$ 798,626	$ 770,574